Restrictions on dividends, loans and advances	12 Months Ended
Dec. 31, 2011
Restrictions on dividends, loans and advances/Shareholders' Equity [Abstract]
Restrictions on dividends, loans and advances

Note 10 – Restrictions on dividends, loans and advances

Banking regulations place certain restrictions on dividends paid and loans or advances made by the Bank to the Corporation.

The total amount of dividends that may be paid at any date is generally limited to the retained earnings of the Bank. In addition, dividends paid by the Bank would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum standards. Because of the aggregated total of the Bank’s startup losses, the Bank’s retained earnings available for the payment of dividends, without approval from the regulators, was $0 at December 31, 2011. Accordingly, all of the Corporation’s investment in the Bank was restricted at December 31, 2011.

Loans or advances made by the Bank to the Corporation are generally limited to 10 percent of the Bank’s capital stock and surplus. Accordingly, at December 31, 2011, Bank funds available for loans or advances to the Corporation amounted to $1,375,000.